Consolidated statements of profit or loss - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Consolidated statements of profit or loss
Revenue	¥ 7,632,467	¥ 21,443,827	¥ 16,994,025	¥ 11,473,208
Cost of sales	(4,391,428)	(11,795,708)	(9,356,965)	(7,030,156)
Gross profit	3,241,039	9,648,119	7,637,060	4,443,052
Other income	18,993	19,377	21,595	17,935
Selling and distribution expenses	(1,363,114)	(5,265,758)	(3,519,534)	(1,716,093)
General and administrative expenses	(357,689)	(1,225,373)	(931,651)	(633,613)
Other net income	21,105	195,610	114,696	114,106
Reversal of credit loss/(credit loss) on trade and other receivables	(2,080)	(33,241)	2,469	1,072
Impairment loss on non-current assets	(4,547)	(35,611)	(8,846)	(3,448)
Operating (loss)/income	1,553,707	3,303,123	3,315,789	2,223,011
Finance income	123,969	104,421	118,672	145,225
Finance costs	(25,202)	(430,930)	(92,915)	(34,622)
Net finance income/(costs)	98,767	(326,509)	25,757	110,603
Share of profit/(loss) of equity-accounted investees, net of tax	268	(834,453)	5,986
Changes in fair value of redemption liabilities		(158,491)
Other expenses		(70,332)
Profit before taxation	1,652,742	1,913,338	3,347,532	2,333,614
Income tax expense	(396,665)	(703,524)	(712,104)	(551,785)
Profit for the year/period	1,256,077	1,209,814	2,635,428	1,781,829
Attributable to:
Equity shareholders of the Company	1,248,405	1,205,045	2,617,560	1,768,926
Non-controlling interests	7,672	4,769	17,868	12,903
Profit for the year/period	¥ 1,256,077	¥ 1,209,814	¥ 2,635,428	¥ 1,781,829
Earnings per share
Basic earnings per share (RMB)	¥ 1	¥ 0.98	¥ 2.11	¥ 1.42
Diluted earnings per share (RMB)	¥ 1	¥ 0.98	¥ 2.1	¥ 1.41